FIXED ASSETS - NET (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 76.9	$ 29.1	$ 27.3
Short-term bank borrowings	255.6	1.1
Long-term bank borrowings	429.2	118.2
Fixed assets held under capital leases [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	6.1	5.2	$ 0.7
Guaranteed by the company and other subsidiaries of the Group
Property, Plant and Equipment [Line Items]
Short-term bank borrowings	95.5
Government loan	166.2	125.0
Guaranteed by the company and other subsidiaries of the Group | Buildings [Member]
Property, Plant and Equipment [Line Items]
Net Book value	53.2
Guaranteed by the company and other subsidiaries of the Group | Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Net Book value	46.4
Guaranteed by the company and other subsidiaries of the Group | Property Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Net Book value	207.5	$ 90.4
Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch
Property, Plant and Equipment [Line Items]
Long-term bank borrowings	$ 43.2